UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period [________________] to [________________]

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period [________________] to [________________]

☒	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2017 to December 31, 2017

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Date of Report (Date of earliest event reported):
January 31, 2018
__________________________________
EARNEST OPERATIONS LLC [1] (Exact name of securitizer as specified in its charter)

025-02511 (Commission File Number of securitizer)	0001658153 (Central Index Key Number of securitizer)

Timothy Hynes, Chief Executive Officer of Earnest LLC (as successor-in-interest to Earnest Inc.) (888) 601-2801
Name and telephone number, including area code, of the person to contact in connection with this filing

__________________________________

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

1 Earnest Operations LLC, as securitizer, is filing this Form ABS-15G in respect of all applicable private issuances under its asset-backed securitization program.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

EARNEST OPERATIONS LLC

By:  EARNEST LLC, its Manager

By:   /s/ Timothy Hynes
Name:  Timothy Hynes
Title:   Chief Executive Officer

January 31, 2018